Summary of Significant Accounting Policies (Details) - Schedule of currency exchange rates	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021
Schedule of Currency Exchange Rates [Abstract]
Year-end spot rate	7.8498	7.8325
Average rate	7.8472		7.7718